Pursuant to Rule 497(e)
                                                       Registration Nos. 2-92665
                                                                         2-93068

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                (the "Companies")

                    Supplement dated November 29, 2005 to the
              Excelsior Money Funds' Prospectus dated July 29, 2005

References to the investment adviser are amended to be consistent with the disclosure stated below and the information under the section entitled "Investment Adviser" in the Prospectus is supplemented as follows:

"U.S. Trust Corporation ("U.S. Trust"), the parent company of U.S. Trust Company, N.A. and United States Trust Company of New York, the co-investment advisers to the Funds (together, the "Adviser"), has determined to restructure its bank subsidiaries and the corporate structure through which they provide investment advisory services to the Funds. This restructuring will not effect in any way the nature, level or quality of services provided to the Funds nor will it result in any change in the portfolio managers or other advisory personnel responsible for managing the Funds.

As part of this restructuring, U.S. Trust Corporation is reorganizing U.S. Trust Company, N.A.'s separately identifiable division into a separate corporate entity named UST Advisers, Inc., a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A.

At a meeting held on November 18, 2005, the Boards of Directors of the Companies approved Assumption Agreements under which UST Advisers, Inc. will provide investment advisory services to the Funds that were previously provided by U.S. Trust Company, N.A. and United States Trust Company of New York as co-investment advisers.

Effective December 16, 2005, the Funds in the Excelsior Money Funds Prospectus will be advised by UST Advisers, Inc.

The restructuring will also result in the transfer of administration services from U.S. Trust Company, N.A. to UST Advisers, Inc. The Boards of Directors also approved an Assumption Agreement under which UST Advisers, Inc. will provide the administration services currently provided by U.S. Trust Company, N.A. under the Companies' Administration Agreement with U.S. Trust Company, N.A. UST Advisers, Inc. is expected to begin serving as the administrator to each Fund effective December 16, 2005."

                                                         Pursuant to Rule 497(e)
                                                       Registration Nos. 2-92665
                                                                        33-78264
                                                                         2-93068

                              EXCELSIOR FUNDS, INC.
                              EXCELSIOR FUNDS TRUST
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                (the "Companies")

                    Supplement dated November 29, 2005 to the
               Fixed Income Funds' Prospectus dated July 29, 2005

References to the investment adviser are amended to be consistent with the disclosure stated below and the information under the section entitled "Investment Adviser" in the Prospectus is supplemented as follows:

"U.S. Trust Corporation ("U.S. Trust"), the parent company of U.S. Trust Company, N.A. and United States Trust Company of New York, the co-investment advisers to the Funds (together, the "Adviser"), has determined to restructure its bank subsidiaries and the corporate structure through which they provide investment advisory services to the Funds. This restructuring will not effect in any way the nature, level or quality of services provided to the Funds nor will it result in any change in the portfolio managers or other advisory personnel responsible for managing the Funds.

As part of this restructuring, U.S. Trust Corporation is reorganizing U.S. Trust Company, N.A.'s separately identifiable division into a separate corporate entity named UST Advisers, Inc., a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A.

Funds that are currently advised jointly by the Adviser (through their separately identifiable divisions) will now be advised by either UST Advisers, Inc. or U.S. Trust New York Asset Management Division ("NYAMD"), the separately identifiable division of United States Trust Company of New York. At a meeting held on November 18, 2005, the Boards of Directors/Trustees of the Companies approved Assumption Agreements under which UST Advisers, Inc. and NYAMD will provide investment advisory services to the Funds as described above.

Effective December 16, 2005, the following Funds will be advised by the following entities.

 UST Advisers, Inc.                U.S. Trust New York Asset Management Division
 California Short-Intermediate     Core Bond Fund
  Term Tax-Exempt Income Fund      Intermediate-Term Bond Fund
                                   Short-Term Government Securities Fund
                                   High Yield Fund
                                   Long-Term Tax-Exempt Fund
                                   Intermediate-Term Tax-Exempt Fund
                                   Short-Term Tax-Exempt Securities Fund

                                   New York Intermediate-Term Tax-Exempt Fund

The restructuring will also result in the transfer of administration services from U.S. Trust Company, N.A. to UST Advisers, Inc. The Boards of Directors/Trustees also approved an Assumption Agreement under which UST Advisers, Inc. will provide the administration services currently provided by U.S. Trust Company, N.A. under the Companies' Administration Agreement with U.S. Trust Company, N.A. UST Advisers, Inc. is expected to begin serving as the administrator to each Fund effective December 16, 2005."